UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2008

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       November 13, 2008
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $585,829 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

ALPHA NATURAL RESOURCES INC   COM               02076X102   3,600         70,000   SH        DEFINED    1, 2      70,000
ALPHARMA INC                  CL A              020813101   5,321        144,250   SH        DEFINED    1, 2     144,250
ANHEUSER BUSCH COS INC        COM               035229103  35,230        543,000   SH        DEFINED    1, 2     543,000
BB&T CORP                     COM               054937107  16,550        437,825   SH        DEFINED    1, 2     437,825
BARR PHARMACEUTICALS INC      COM               068306109  65,920      1,009,500   SH        DEFINED    1, 2   1,009,500
CIT GROUP INC                 8.75% PFD SER C   125581603   4,368        150,000  PRN        DEFINED    1, 2     150,000
CHARTER COMMUNICATIONS INC D  NOTE 6.500% 10/0  16117MAF4   4,041     15,000,000  PRN        DEFINED    1, 2  15,000,000
CHARTER COMMUNICATIONS INC D  CL A              16117M107   7,657     10,489,203   SH        DEFINED    1, 2  10,489,203
CITADEL BROADCASTING CORP     COM               17285T106   2,904      3,723,526   SH        DEFINED    1, 2   3,723,526
COMSYS IT PARTNERS INC        COM               20581E104  17,184      1,767,913   SH        DEFINED    1, 2   1,767,913
CORN PRODS INTL INC           COM               219023108   2,360         73,100   SH        DEFINED    1, 2      73,100
DRS TECHNOLOGIES INC          COM               23330X100  31,579        411,454   SH        DEFINED    1, 2     411,454
DIEBOLD INC                   COM               253651103   6,688        202,000   SH        DEFINED    1, 2     202,000
EAGLE TEST SYS INC            COM               270006109   2,113        138,000   SH        DEFINED    1, 2     138,000
FORD MTR CO DEL               NOTE 4.250% 12/1  345370CF5  44,526     68,000,000  PRN        DEFINED    1, 2  68,000,000
GENENTECH INC                 COM NEW           368710406  27,846        314,000   SH        DEFINED    1, 2     314,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717  82,259      9,455,100  PRN        DEFINED    1, 2   9,455,100
GENERAL MTRS CORP             COM               370442105   6,487        686,428   SH        DEFINED    1, 2     686,428
GREENFIELD ONLINE INC         COM               395150105  11,702        672,547   SH        DEFINED    1, 2     672,547
HAYES LEMMERZ INTL INC        COM NEW           420781304   3,221      1,179,745   SH        DEFINED    1, 2   1,179,745
IKON OFFICE SOLUTIONS INC     COM               451713101  28,212      1,658,534   SH        DEFINED    1, 2   1,658,534
JPMORGAN & CHASE & CO         COM               46625H100  23,350        500,000   SH        DEFINED    1, 2     500,000
LIN TV CORP                   CL A              532774106   9,124      1,768,153   SH        DEFINED    1, 2   1,768,153
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105   6,719      1,134,900   SH        DEFINED    1, 2   1,134,900
NAPSTER INC                   COM               630797108     915        350,500   SH        DEFINED    1, 2     350,500
NORTHWEST AIRLS CORP          COM               667280408  35,692      3,952,580   SH        DEFINED    1, 2   3,952,580
PEOPLESUPPORT INC             COM               712714302   7,565        647,093   SH        DEFINED    1, 2     647,093
PHILADELPHIA CONS HLDG CORP   COM               717528103     800         13,653   SH        DEFINED    1, 2      13,653
ROHM & HAAS CO                COM               775371107  32,681        466,876   SH        DEFINED    1, 2     466,876
SCIELE PHARMA INC             COM               808627103  27,497        893,041   SH        DEFINED    1, 2     893,041
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109  17,633      1,075,172   SH        DEFINED    1, 2   1,075,172
WACHOVIA CORP NEW             COM               929903102   7,000      2,000,000   SH        DEFINED    1, 2   2,000,000
WACHOVIA CORP NEW             CONV 7.5%PFD CL A 929903219   6,900         19,000  PRN        DEFINED    1, 2      19,000
WASHINGTON MUT INC            CONV 7.75% SER R  939322814     185        118,850  PRN        DEFINED    1, 2     118,850
